Leases	12 Months Ended
May 29, 2016
Leases [Abstract]
Leases
LEASES
An analysis of rent expense incurred related to continuing operations is as follows:

(in millions)	Fiscal Year
	2016	2015	2014
Restaurant minimum rent (1)	$233.6	$167.0	$146.4
Restaurant rent averaging expense	15.9	16.7	26.9
Restaurant percentage rent	8.0	7.7	6.6
Other	8.1	3.5	5.5
Total rent expense	$265.6	$194.9	$185.4

(1)	The increase for fiscal 2016 is primarily related to the REIT transaction and individual sale-leaseback transactions. See Note 2 for further information.

Total rent expense included in discontinued operations was $0.0 million, $6.2 million and $36.2 million for fiscal 2016, 2015 and 2014, respectively. These amounts include restaurant minimum rent of $0.0 million, $5.8 million and $33.0 million for fiscal 2016, 2015 and 2014, respectively.

The annual future lease commitments under capital lease obligations and noncancelable operating and financing leases, including those related to restaurants reported as discontinued operations, for each of the five fiscal years subsequent to May 29, 2016 and thereafter is as follows:

(in millions)
Fiscal Year	Capital	Financing	Operating
2017	$5.9	$7.1	$297.6
2018	6.0	7.2	287.6
2019	6.0	7.4	271.5
2020	6.1	7.5	255.2
2021	6.0	7.6	232.8
Thereafter	49.0	115.8	1,484.6
Total future lease commitments	$79.0	$152.6	$2,829.3
Less imputed interest (at 6.5%), (various)	(27.0)	(76.6)
Present value of future lease commitments	$52.0	$76.0
Less current maturities	(2.7)	(1.3)
Obligations under capital and financing leases, net of current maturities	$49.3	$74.7